                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

              Report for the Calendar Year or Quarter End: 09/30/09

                        Matrix VI Management Co., L.L.C.
                    Name of Institutional Investment Manager

1000 Winter Street, Suite 4500              Waltham      MA     02451
Business Address                 (Street)    (City)   (State)   (Zip)

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Timothy A. Barrows                    Authorized Member         781-890-2244
---------------------------------   ---------------------   --------------------
(Name)                                     (Title)                 (Phone)

Signature, Place and Date of Signing:


/s/ Timothy A. Barrows
---------------------------------

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:            None
List of Other Included Managers:              None
Form 13F File Number:                        Name:
No.

Form 13F Information Table Entry Total:          3
Form 13F Information Table Value Total:   $204,807

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                           FORM 13F INFORMATION TABLE
                         AS OF DATE: September 30, 2009

         ITEM 1              ITEM 2         ITEM 3     ITEM 4            ITEM 5            ITEM 6    ITEM 7         ITEM 8
-----------------------  --------------  -----------  --------  ------------------------  -------  ---------  ------------------
                                                                                                               VOTING AUTHORITY
                                                        VALUE     SHARES/           PUT/  INVSTMT    OTHER    ------------------
     NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   SH/PRN  CALL  DSCRETN  MANAGERS*  SOLE  SHARED  NONE
-----------------------  --------------  -----------  --------  ----------  ------  ----  -------  ---------  ----  ------  ----
Airvana, Inc.                Common      00950V 10 1   69,479   10,262,760                  Sole      None    Sole
Netezza Corporation          Common      64111N 10 1   69,522    6,185,272                  Sole      None    Sole
Starent Networks, Corp.      Common      85528P 10 8   65,806    2,588,742                  Sole      None    Sole